******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-09761
Reporting Period: 07/01/2015 - 06/30/2016
Direxion Insurance Trust



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number 811-09761


                            DIREXION INSURANCE TRUST
               (Exact name of registrant as specified in charter)


                     1301 AVENUE OF THE AMERICAS (6TH AVE.)
                                   28th FLOOR
                              NEW YORK, NY  10019
              (Address of principal executive offices) (Zip code)


                        U.S. BANCORP FUND SERVICES, LLC
                             615 E. MICHIGAN AVENUE
                              MILWAUKEE, WI  53202
                    (Name and address of agent for service)


      Registrant's telephone number, including area code:  1-800-851-0511


Date of fiscal year end: December 31

Date of reporting period: July 1, 2015 - June 30, 2016

ITEM 1. PROXY VOTING RECORD.

======================= Direxion Dynamic VP HY Bond Fund =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



================= Direxion VP Indexed Commodity Strategy Fund ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



============== Direxion VP Indexed Managed Futures Strategy Fund ===============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) DIREXION INSURANCE TRUST


By (Signature and Title)  /s/ Eric W. Falkeis
                          Eric W. Falkeis, Principal Executive Officer


Date  8/19/2016